MUTUAL FUND SERIES TRUST

Catalyst Systematic Alpha Fund (the “Fund”)
Class A: ATRAX Class C: ATRCX Class I: ATRFX

May 16, 2022

This information supplements certain information contained in the currently effective Prospectus and Summary Prospectus for the Fund, dated November 1, 2021.

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Effective May 16, 2022, Teza Capital Management LLC (“Teza”) replaced Breacher Capital Advisors, LLC (“Breacher Capital”) as the sub-advisor of the Fund. The portfolio managers of the Fund remain the same. Accordingly, all references to Breacher Capital are deleted in their entirety from the Prospectus and the following changes to the Prospectus are effective May 16, 2022:

The first sentence of the second paragraph of the section of the Fund’s Summary Prospectus entitled “Principal Investment Strategies—Equity Component” is deleted and replaced with the following:

Teza Capital Management, LLC, the investment sub-advisor of the Equity Component (the “Sub-Advisor”) uses a disciplined investment process to select investments for the Fund.

The section of the Fund’s Prospectus and Summary Prospectus entitled “FUND SUMMARY: Catalyst Systematic Alpha Fund - Sub-Advisor” is deleted and replaced with the following:

Sub-Advisor: Teza Capital Management LLC serves as the Fund’s sub-advisor.

The section of the Fund’s Prospectus and Summary Prospectus entitled “FUND SUMMARY: Catalyst Systematic Alpha Fund - Portfolio Managers” is deleted and replaced with the following:

Portfolio Managers: David Miller, Chief Investment Officer and Senior Portfolio Manager of the Advisor, serves as the portfolio manager for the entirety of the Fund and Arthur Holly, Portfolio Manager of the Sub-Advisor, serve as the portfolio manager of the Equity Component of the Fund. Mr. Miller and Mr. Holly have served the Fund as portfolio managers since 2015 and 2021, respectively.

The section of the Fund’s Prospectus entitled “MANAGEMENT OF THE FUNDS - Portfolio Manager: Catalyst Systematic Alpha Fund” is deleted and replaced with the following:

Sub-Advisor: Catalyst Systematic Alpha Fund

The Fund’s investment sub-advisor is Teza Capital Management LLC (“Teza”), located at 150 North Michigan Avenue, Suite 3700 Chicago, IL 60601. Teza is registered as an investment adviser under the Investment Advisers Act of 1940. Teza was founded in 2014 and is a registered investment adviser providing investment management services to domestic and foreign pooled investment vehicles and accounts.

Subject to the oversight and approval of the Advisor, Teza is primarily responsible for the day-to-day management of the Fund’s portfolio. In addition, Teza is responsible for maintaining certain transaction and compliance related records of the Fund. As compensation for the sub-advisory services it provides to the Fund, the Advisor pays Teza 50% of the net management fees that the Advisor receives from the Fund.

Portfolio Managers – Catalyst Systematic Alpha Fund

Arthur J. Holly, Portfolio Manager of Teza.

Mr. Holly has serves as a Portfolio Manager of Teza since 2022. From 2020 to 2022, he was a Portfolio Manager, Chief Investment Officer and Chief Executive Officer of Breacher Capital Advisors LLC. From 2014 to 2019, Mr. Holly was a Partner and Chief Investment Officer of Persimmon Capital Management, a registered investment advisory firm. Prior to joining Persimmon Capital Management, he was the Head of Investment Solutions, North America, Canada and Australia for Man Group, Plc, an asset management firm specializing in alternative investment strategies. Prior to Man Group, Plc, Mr. Holly was Director of the Hedge Fund Development Group for Merrill Lynch where his team managed $25 billion in hedge funds and related assets. Mr. Holly also previously managed his own long/short equity strategy at Athena Securities for a decade, co-headed the Event Driven proprietary trading desk at Banc of America Securities, and was a proprietary trader for T.C. Management Partners and the Union Bank of Switzerland. Mr. Holly is a graduate of Villanova University with a Finance degree and a minor in Computer Science.

David Miller, Senior Portfolio Manager, Chief Investment Officer, and Co-Founder of the Advisor.

Mr. Miller is a Senior Portfolio Manager, Chief Investment Officer, and co-founder of Catalyst Capital Advisors LLC and has been responsible for the day-to-day management of the Systematic Alpha Fund since 2015. He is also Senior Portfolio Manager and Chief Investment Officer of Rational Advisors, Inc., an affiliate of the Advisor, since 2016. Mr. Miller is a member of Catalyst International Advisors LLC since 2019, Insights Media LLC since 2019, and Catalyst Insurance Corporation II since 2018. Prior to founding Catalyst, Mr. Miller was the Chief Executive Officer of Investment Catalyst, an investment newsletter he founded in 2005, which worked to identify undervalued stocks with a near term catalyst for appreciation. He received a BS in Economics from the University of

Pennsylvania, Wharton School and a MBA in Finance from the University of Michigan, Ross School of Business.

The section of the Fund’s Prospectus entitled “MANAGEMENT OF THE FUNDS - Advisory Fees” is revised to add the following as the last sentence of the fifth paragraph of that section:

The Trust’s annual report to shareholders for the period ended June 30, 2022, when available, will contain discussions regarding the basis of the Board of Trustees’ approval of the sub-advisory agreement between the Advisor and Teza.

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You should read this Supplement in conjunction with the Summary Prospectus, Prospectus and Statement of Additional Information, each dated November 1, 2021, which provide information that you should know about the Fund before investing. These documents are available upon request and without charge by calling the Fund toll-free at 1-866-447-4228 or by writing to 4221 North 203rd Street, Suite 100, Elkhorn, Nebraska 68022.

Please retain this Supplement for future reference.

MUTUAL FUND SERIES TRUST

Catalyst Systematic Alpha Fund (the “Fund”)
Class A: ATRAX Class C: ATRCX Class I: ATRFX

May 16, 2022

This information supplements certain information contained in the currently effective Statement of Additional Information (“SAI”) for the Fund, dated November 1, 2021.

______________________________________________________________________________

Effective May 16, 2022, Teza Capital Management LLC (“Teza”) will replace Breacher Capital Advisors, LLC (“Breacher Capital”) as the sub-advisor of the Fund. The portfolio managers to the Fund remain the same. Accordingly, all references to Breacher Capital are deleted in their entirety from the SAI and the following changes to the SAI are effective May 16, 2022:

The ninth paragraph of the section of the Fund’s SAI entitled “MUTUAL FUND SERIES TRUST” is deleted and replaced with the following:

Teza Capital Management LLC serves as the investment sub-advisor to the Systematic Alpha Fund and Algorithmic Allocation Fund.

The section of the Fund’s SAI entitled “ADVISOR AND SUB-ADVISORS - Investment Sub-Advisor - Algorithmic Allocation Fund” is deleted and replaced with the following:

Investment Sub-Advisor - Systematic Alpha Fund and Algorithmic Allocation Fund

Teza Capital Management LLC (“Teza”), an investment advisory firm founded in 2014, has been retained to act as the sub-advisor to the Funds under an Investment Sub-Advisory Agreement (“Sub-Advisory Agreement”) with the Advisor. Teza is wholly-owned by Teza Services LLC ("Teza Services"). Dr. Mikhail Malyshev, a portfolio manager of the Algorithmic Allocation Fund, is the majority owner of Teza Services.

As compensation for the sub-advisory services it provides to each Fund, the Advisor will pay Teza 50% of the net advisory fees earned by the Advisor from each Fund. For this purpose, “net advisory fees” mean advisory fees collected from a Fund (net of fee waivers due to expense caps) less any revenue sharing and asset-based fees paid to broker-dealers or custodians with assets in the Fund. The fee paid to the Sub-Advisor by the Advisor will be paid from the Advisor’s management fee and is not an additional cost to either Fund. The Sub-Advisory Agreement is effective for an initial two year period and continues in effect for successive twelve-month periods, provided that the Board annually approves it for continuance. With respect to the Systematic Alpha Fund, a discussion of the matters considered by the Board in connection with the approval of the Sub-Advisory Agreement will be available in the Fund’s Annual Report to Shareholders for the fiscal year ended June 30, 2022. With respect to the Algorithmic Allocation Fund, a discussion of the matters considered by the Board in connection with the approval of the Sub-Advisory Agreement is available in the Fund’s Annual Report to Shareholders for the fiscal year ended June 30, 2020. For the fiscal years ended June 30, 2020 and June 30, 2021, Teza received $0 and $5,732, respectively, in sub-advisory fees for its services to the Algorithmic Allocation Fund.

The following information is added to the section of the Fund’s SAI entitled “ADVISOR AND SUB-ADVISORS - Portfolio Manager – Systematic Alpha Fund”:

Portfolio Manager – Systematic Alpha Fund

David Miller, Senior Portfolio Manager of the Advisor, serves as the portfolio manager of the Fund and Arthur Holly, Portfolio Manager of Teza, serves as the portfolio manager of the Equity Component of the Fund. Mr. Miller’s compensation from the Advisor is based on a percentage of the overall profits of the Advisor. He is also entitled to a portion of the proceeds if the Advisor sells all or a portion of the Advisor's business. He also participates in a pension plan. Mr. Holly has a compensation structure that includes a salary and a pay-out based upon the future profits of the Fund.

The table in the section of the Fund’s SAI entitled “PROXY VOTING POLICY” is deleted and replaced with the following:

Fund	Responsible Party
Systematic Alpha Fund	Teza
Strategic Program Fund	Warrington
Buffered Shield Fund	Exceed
Income and Multi-Strategy Fund	Catalyst
Millburn Dynamic Commodity Strategy Fund	Millburn
Millburn Hedge Strategy Fund	Millburn
Nasdaq-100 Hedged Equity Fund	Equity Armor
Algorithmic Allocation Fund	Teza

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You should read this Supplement in conjunction with the Summary Prospectus, Prospectus and Statement of Additional Information, each dated November 1, 2021, which provide information that you should know about the Fund before investing. These documents are available upon request and without charge by calling the Fund toll-free at 1-866-447-4228 or by writing to 17605 Wright Street, Omaha, Nebraska 68130.

Please retain this Supplement for future reference.